Segment Information - Summary of Operating Segments Disclosures - Consolidated Income Statement Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 30,981	$ 27,587	$ 28,132
Group operating profit	3,585	2,263	2,793
Finance costs less income	(311)	(389)	(365)
Other financial expense	(106)	(101)	(125)
Share of equity accounted investments' profit/(loss)	55	(118)	67
Profit before tax from continuing operations	3,342	1,664	2,181
Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	30,981	27,587	28,132
Group EBITDA	5,350	4,630	4,478
Depreciation, amortisation and impairment	(1,765)	(2,367)	(1,685)
Group operating profit	3,585	2,263	2,793
Profit/(loss) on disposals	119	9	(189)
Other financial expense	(106)	(101)	(125)
Share of equity accounted investments' profit/(loss)	55	(118)	67
Continuing and Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenue	30,981	27,587	31,689
Group EBITDA	5,350	4,630	4,702
Europe materials [member]
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(596)	(1,245)	(586)
Profit/(loss) on disposals	17	(12)	(283)
Share of equity accounted investments' profit/(loss)	21	(148)	14
Europe materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	10,581	9,141	9,509
Group EBITDA	1,410	1,055	1,208
Americas Materials [member]
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(800)	(774)	(771)
Profit/(loss) on disposals	126	8	(2)
Share of equity accounted investments' profit/(loss)	17	34	43
Americas Materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	12,407	11,273	11,626
Group EBITDA	2,588	2,405	2,194
Building Products [member]
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment	(369)	(348)	(328)
Profit/(loss) on disposals	(24)	13	96
Share of equity accounted investments' profit/(loss)	17	(4)	10
Building Products [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Revenue	7,993	7,173	6,997
Group EBITDA	$ 1,352	$ 1,170	1,076
Europe Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue			3,557
Group EBITDA			$ 224